Description of the Plan (Additional Information) (Details) - EBP 001 - USD ($)		12 Months Ended
	Jan. 01, 2025	Dec. 31, 2025	Dec. 31, 2024
EBP, Description of Plan [Line Items]
EBP, Description, Available		true
EBP, Matching and retirement savings contributions and earnings		100.00%
EBP, Non-vested accounts		$ 2,593,000	$ 3,048,000
EBP, Employer contributionse reduced forfeited non-vested accounts		$ 3,733,000
Employee Benefit Plan Offering Period		45 days
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 34,750
Employee Benefit Plan TerminationOfEmploymentPermanentDisability		65 years
Employee Benefit Plan Participant Age for Distribution Not Subject To Penalty		59 years 6 months
Employee Benefit Plan Participants Reaching Age To Elect Service Withdrawal Vested		55 years
Employee Benefit Plan Termination of Employment Age		72 years
EBP, Participant accounts are charged under administrative expenses		$ 12.5
EBP, Note Receivable from participants, account, maximum orrowing, to total account, percentage		50.00%
EBP, Note receivable from participant, account, maximum borrowing, amount		$ 50,000
EBP, Note receivable from participant, account, minimum borrowing, amount		$ 1,000
Employee Benefit Plan, Employer Matching Contribution [Member]
EBP, Description of Plan [Line Items]
EBP, Matching and retirement savings contributions and earnings		100.00%
Maximum
EBP, Description of Plan [Line Items]
Employee Benefit Plan SalaryDeferralContributions		$ 31,000
Employee Benefit Plan Participant Catch Up Contribution Age		50 years
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage		10.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation, Amount	$ 31,000
Participant interest rate		9.25%
Minimum
EBP, Description of Plan [Line Items]
Employee Benefit Plan SalaryDeferralContributions		$ 23,500
Employee Benefit Plan Participant Catch Up Contribution Age		50 years
EBP, Matching and retirement savings contributions and earnings		6.50%
Participant interest rate		3.25%